Income Taxes (Provision for Income Taxes From Continuing Operations) (FY) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Federal U.S., current					$ 86	$ 107	$ 41
Non-U.S., current					169	177	137
State and local, current					27	28	19
Federal U.S., deferred					(19)	(22)	(6)
Non-U.S., deferred					(4)	(17)	(3)
State and local, deferred					(2)	(5)	(2)
Income tax provision	$ 67	$ 66	$ 133	$ 133	$ 257	$ 268	$ 186